Related Party Transactions - Schedule of Breakdown of Related Party Central Service Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Interest expense	$ 6.3	$ 4.4	$ 13.5
Guarantee commission	0.0	0.1	0.0
Total related party services	25.9	25.4	39.3
Allocation of General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	2.9	3.1	3.0
Share in Governance and Stewardship VTTI [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	4.3	4.7	4.6
Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Total allocated headoffice costs	0.0	0.0	3.3
IT and IT Related Services [Member]
Related Party Transaction [Line Items]
Cost of services	2.6	2.6	3.0
HSE Services [Member]
Related Party Transaction [Line Items]
Cost of services	0.1	0.1	0.1
HR Services [Member]
Related Party Transaction [Line Items]
Cost of services	$ 9.7	$ 10.4	$ 11.8